Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock ETF Trust
Entity Central Index Key	0001761055
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000249919 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Enhanced Short-Term Bond Active ETF
Class Name	iShares Enhanced Short-Term Bond Active ETF
Trading Symbol	CSHP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Enhanced Short-Term Bond Active ETF (the “Fund”) (formerly known as BlackRock Enhanced Short-Term Bond ETF) for the period of July 17, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Enhanced Short-Term Bond Active ETF	$6(a)	0.20%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 6	[1]
Expense Ratio, Percent	0.20%	[2]
Material Change Date	Oct. 10, 2024
Net Assets	$ 27,640,242
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 7,437
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$27,640,242
Number of Portfolio Holdings	8
Net Investment Advisory Fees	$7,437
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Treasury Obligations	100.0%
Five largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Bill, 4.73%, 11/19/24	29.5%
U.S. Treasury Bill, 4.66%, 12/03/24	29.3%
U.S. Treasury Bill, 5.37%, 11/05/24	29.3%
U.S. Treasury Bill, 4.78%, 11/12/24	11.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Five largest holdings
Security	Percent of Total Investments(a)
U.S. Treasury Bill, 4.73%, 11/19/24	29.5%
U.S. Treasury Bill, 4.66%, 12/03/24	29.3%
U.S. Treasury Bill, 5.37%, 11/05/24	29.3%
U.S. Treasury Bill, 4.78%, 11/12/24	11.9%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since July 17, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On July 30, 2024 the Fund's Board approved a proposal to change the name of the Fund from BlackRock Enhanced Short-Term Bond ETF to iShares Enhanced Short-Term Bond Active ETF. This change went effective on October 10, 2024.

Material Fund Change Name [Text Block]
On July 30, 2024 the Fund's Board approved a proposal to change the name of the Fund from BlackRock Enhanced Short-Term Bond ETF to iShares Enhanced Short-Term Bond Active ETF. This change went effective on October 10, 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 17, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.